SCHEDULE OF VALUATION ASSUMPTIONS (Details) (Parenthetical)	Sep. 30, 2024	Dec. 31, 2023
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	11.60	11.60